Investment Strategy	Oct. 24, 2025
Tuttle Capital AAPL 0DTE Covered Call ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objectives through the use of a covered call strategy that provides current income, while also providing exposure to the price return of Apple Inc. (NASDAQ: AAPL) (the “Underlying Security”). In effectuating its investment strategy, the Fund will either purchase and sell a combination of call and put option contracts that utilize the Underlying Security as the reference asset (i.e., a synthetic long) or purchase the Underlying Security directly. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in options contracts with the Underlying Security as the reference asset or directly in the Underlying Security. For purposes of compliance with this investment policy, derivative contracts (i.e. options contracts) will be valued at their notional value (i.e., the total value of the contract, which is different from its market value). In seeking to achieve its investment objective to generate current income, the Fund will sell call options that have zero days to expiration (i.e., they will expire at the end of the same day), known as “0DTE” options. The Fund may also sell options with one day to expiration (“1DTE”) or two days to expiration (“2DTE”) depending on market liquidity. The Fund’s purchased call and sold put options have a longer maturity when purchased, thereby offering synthetic long exposure to the Underlying Security.

The Fund seeks to generate current income from option premiums by writing (i.e., selling) call options on the Underlying Security that are 0DTE. Unlike a traditional covered call strategy, the Fund generally will not own the Underlying Security directly (although it may). Instead, the Fund will derive its “synthetic” long exposure to the price return of the Underlying Security through the use of options contracts with a longer maturity date that use the Underlying Security as the reference asset. The Fund’s long exposure will generally consist of the Fund selling puts and purchasing calls on the Underlying Security, and direct investments in the Underlying Security. As a buyer of call options the Fund gains exposure to increases in the value of the Underlying Security; and as a seller of a put option, the Fund generally gains exposure to decreases in the value of the Underlying Security. When it exercises its purchased call options, the Fund will experience a gain equal to the difference between the strike price of the options contracts and the value of the Underlying Security (minus the premiums paid to the seller). The Fund will seek to use these gains in seeking capital appreciation as the purchased call options will generally provide exposure to the returns of the Underlying Security. However, the Fund’s sale of call options to generate income will potentially limit the degree to which the Fund will participate in any gains experienced by the Underlying Security beyond a certain point, which is discussed in further detail below.

In executing the synthetic covered call strategy to seek to generate income, the Fund will on every business day sell 0DTE Underlying Security call options or FLexible Exchange® options (“FLEX Options”) with a strike price above the current value of the Underlying Security (generally referred to as “out-of-the-money”). Currently, 0DTE standard options are not available for investment (except on Fridays), although they are expected to become available. To the extent listed 0DTE call options on the Underlying Security are not available, the Fund will use FLEX Options (except on Fridays) because there are no 0DTE standard options available in the Underlying Security (except on Fridays). In using FLEX Options, the Fund will sell 1DTE or 2DTE FLEX Options in the Underlying Security, which will then enable the Fund to sell 0DTE Flex Options the next or second business day, as applicable. The Fund will continue this process for each business day except on Thursdays because the Fund will be able to purchase 0DTE standard options in the Underlying Security on Fridays. No more than 20% of the Fund’s net assets (plus borrowings for investment purposes) will be in 1DTE or 2DTE FLEX Options.

Although the Fund will seek capital appreciation through the purchase of in-the-money call options on the Underlying Security or through investing directly in the Underlying Security, any participation in gains achieved through the increase in value of the Underlying Security will be offset to a degree by the Fund’s net short exposure to the Underlying Security through its sale of call options on the Underlying Security. If the Underlying Security appreciates in value beyond the strike price of the Fund’s sold call option contracts, the Fund will lose money on those short call positions, which will adversely affect, to a degree, the upside return of the Fund’s long exposure. The degree to which the Fund’s long exposure gains are adversely affected by its short exposure will depend on the overall percentage gain realized from the long call options exercised by the Fund. The Fund does not seek to sell call options at a particular strike price. The strike price at which such call options are sold is dependent on prevailing market conditions. Additionally, to the extent that the Underlying Security lost value on a given day, such loss will be offset to some degree by the premiums earned by the Fund on its sold call options. However, premiums earned by the Fund might not offset all losses.

In implementing its investment strategy, the Fund will use exchange-traded options contracts and/or FLEX Options that utilize the Underlying Security as the reference asset. The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-traded options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. The options utilized by the Fund are “American Style” options, which can be exercised at any time prior to expiration. To the extent that the OCC enacts new rules relating to 0DTE options that make it impracticable or impossible for the Fund to utilize 0DTE options to effectuate its investment strategy, it may instead utilize options with the shortest remaining maturity available or it may utilize swap agreements to provide the desired exposure. Because the Fund will be purchasing and selling options contracts on a daily basis, it will have a high portfolio turnover rate and the Fund will incur expenses.

The Fund will also invest in short-term U.S. Treasury securities and money market funds. These positions will be used to earn additional yield on any cash not invested in options contracts.

The Fund will seek to employ its investment strategy regardless of whether there are periods of adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods. However, the Adviser may use cash proceeds to purchase out-of-the-money put and call options as a hedge to seek to minimize the risk of losses from drastic downswings or upswings in the price of the Underlying Security. There is no guarantee that such hedges will be effective.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure in the industry to which the Underlying Security is assigned). As of the date of this prospectus, AAPL is assigned to the computer manufacturing industry.

Apple, Inc. designs, manufactures, and markets smartphones, personal computers, tablets, wearables, and accessories worldwide. It also sells various related services. AAPL is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Apple, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-36743 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Apple, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

An investment in the Fund is not an investment in the Underlying Security and Fund shareholders are not entitled to the Underlying Security’s dividends. The Fund’s investment strategy is not intended to track the performance of the Underlying Security and the Fund’s performance will differ from that of the Underlying Security. The performance differences will depend on, among other things, the Underlying Security’s value, changes in the value of the options the Fund has sold, and changes in the value of the U.S. Treasuries and money market instruments held by the Fund. The Fund’s ability to achieve its investment objective of current income is not dependent on the price appreciation of the Underlying Security. There can be no guarantee that daily 0DTE options will be available for the Underlying Security on Cboe or another exchange.

The Fund will seek to provide monthly distributions. Such distributions are intended to include income generated from the Fund’s strategy but may also include a return of capital. There is no guarantee that the Fund will make a distribution in any given month. A return of capital is generally tax-free to a shareholder to the extent of the shareholder’s tax basis, which such tax-free return of capital reduces the shareholder’s tax basis in their shares of the Fund. Any return of capital in excess of the shareholder’s tax basis in the Fund’s shares will be taxed as capital gain.

The Fund has derived all disclosures contained in this document regarding Apple, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Apple, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of AAPL have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Apple, Inc. could affect the value of the Fund’s investments with respect to AAPL and therefore the value of the Fund.

Tuttle Capital GOOGL 0DTE Covered Call ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objectives through the use of a covered call strategy that provides current income, while also providing exposure to the price return of Alphabet Inc. (NASDAQ: GOOGL) (the “Underlying Security”). In effectuating its investment strategy, the Fund will either purchase and sell a combination of call and put option contracts that utilize the Underlying Security as the reference asset (i.e., a synthetic long) or purchase the Underlying Security directly. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in options contracts with the Underlying Security as the reference asset or directly in the Underlying Security. For purposes of compliance with this investment policy, derivative contracts (i.e. options contracts) will be valued at their notional value (i.e., the total value of the contract, which is different from its market value). In seeking to achieve its investment objective to generate current income, the Fund will sell call options that have zero days to expiration (i.e., they will expire at the end of the same day), known as “0DTE” options. The Fund may also sell options with one day to expiration (“1DTE”) or two days to expiration (“2DTE”) depending on market liquidity. The Fund’s purchased call and sold put options have a longer maturity when purchased, thereby offering synthetic long exposure to the Underlying Security.

The Fund seeks to generate current income from option premiums by writing (i.e., selling) call options on the Underlying Security that are 0DTE. Unlike a traditional covered call strategy, the Fund generally will not own the Underlying Security directly (although it may). Instead, the Fund will derive its “synthetic” long exposure to the price return of the Underlying Security through the use of options contracts with a longer maturity date that use the Underlying Security as the reference asset. The Fund’s long exposure will generally consist of the Fund selling puts and purchasing calls on the Underlying Security, and direct investments in the Underlying Security. As a buyer of call options the Fund gains exposure to increases in the value of the Underlying Security; and as a seller of a put option, the Fund generally gains exposure to decreases in the value of the Underlying Security. When it exercises its purchased call options, the Fund will experience a gain equal to the difference between the strike price of the options contracts and the value of the Underlying Security (minus the premiums paid to the seller). The Fund will seek to use there gains in seeking capital appreciation as the purchased call options will generally provide exposure to the returns of the Underlying Security. However, the Fund’s sale of call options to generate income will potentially limit the degree to which the Fund will participate in any gains experienced by the Underlying Security beyond a certain point, which is discussed in further detail below.

In executing the synthetic covered call strategy to seek to generate income, the Fund will on every business day sell 0DTE Underlying Security call options or FLexible Exchange® options (“FLEX Options”) with a strike price above the current value of the Underlying Security (generally referred to as “out-of-the-money”). Currently, 0DTE standard options are not available for investment (except on Fridays), although they are expected to become available. To the extent listed 0DTE call options on the Underlying Security are not available, the Fund will use FLEX Options (except on Fridays) because there are no 0DTE standard options available in the Underlying Security (except on Fridays). In using FLEX Options, the Fund will sell 1DTE or 2DTE FLEX Options in the Underlying Security, which will then enable the Fund to sell 0DTE Flex Options the next or second business day, as applicable. The Fund will continue this process for each business day except on Thursdays because the Fund will be able to purchase 0DTE standard options in the Underlying Security on Fridays. No more than 20% of the Fund’s net assets (plus borrowings for investment purposes) will be in 1DTE or 2DTE FLEX Options.

Although the Fund will seek capital appreciation through the purchase of in-the-money call options on the Underlying Security or through investing directly in the Underlying Security, any participation in gains achieved through the increase in value of the Underlying Security will be offset to a degree by the Fund’s net short exposure to the Underlying Security through its sale of call options on the Underlying Security. If the Underlying Security appreciates in value beyond the strike price of the Fund’s sold call option contracts, the Fund will lose money on those short call positions, which will adversely affect, to a degree, the upside return of the Fund’s long exposure. The degree to which the Fund’s long exposure gains are adversely affected by its short exposure will depend on the overall percentage gain realized from the long call options exercised by the Fund. The Fund does not seek to sell call options at a particular strike price. The strike price at which such call options are sold is dependent on prevailing market conditions. Additionally, to the extent that the Underlying Security lost value on a given day, such loss will be offset to some degree by the premiums earned by the Fund on its sold call options. However, premiums earned by the Fund might not offset all losses.

In implementing its investment strategy, the Fund will use exchange-traded options contracts and/or FLEX Options that utilize the Underlying Security as the reference asset. The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-traded options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. The options utilized by the Fund are “American Style” options, which can be exercised at any time prior to expiration. To the extent that the OCC enacts new rules relating to 0DTE options that make it impracticable or impossible for the Fund to utilize 0DTE options to effectuate its investment strategy, it may instead utilize options with the shortest remaining maturity available or it may utilize swap agreements to provide the desired exposure. Because the Fund will be purchasing and selling options contracts on a daily basis, it will have a high portfolio turnover rate and the Fund will incur expenses.

The Fund will also invest in short-term U.S. Treasury securities and money market funds. These positions will be used to earn additional yield on any cash not invested in options contracts.

The Fund will seek to employ its investment strategy regardless of whether there are periods of adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods. However, the Adviser may use cash proceeds to purchase out-of-the-money put and call options as a hedge to seek to minimize the risk of losses from drastic downswings or upswings in the price of the Underlying Security. There is no guarantee that such hedges will be effective.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure in the industry to which the Underlying Security is assigned). As of the date of this prospectus, GOOGL is assigned to the interactive media and services industry.

Alphabet, Inc. offers a wide array of products and services including its search engine, advertising platforms, cloud computing and consumer electronics. GOOGL is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Alphabet, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-37580 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Alphabet, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

An investment in the Fund is not an investment in the Underlying Security and Fund shareholders are not entitled to the Underlying Security’s dividends. The Fund’s investment strategy is not intended to track the performance of the Underlying Security and the Fund’s performance will differ from that of the Underlying Security. The performance differences will depend on, among other things, the Underlying Security’s value, changes in the value of the options the Fund has sold, and changes in the value of the U.S. Treasuries and money market instruments held by the Fund. The Fund’s ability to achieve its investment objective of current income is not dependent on the price appreciation of the Underlying Security. There can be no guarantee that daily 0DTE options will be available for the Underlying Security on Cboe or another exchange.

The Fund will seek to provide monthly distributions. Such distributions are intended to include income generated from the Fund’s strategy but may also include a return of capital. There is no guarantee that the Fund will make a distribution in any given month. A return of capital is generally tax-free to a shareholder to the extent of the shareholder’s tax basis, which such tax-free return of capital reduces the shareholder’s tax basis in their shares of the Fund. Any return of capital in excess of the shareholder’s tax basis in the Fund’s shares will be taxed as capital gain.

The Fund has derived all disclosures contained in this document regarding Alphabet, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Alphabet, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of GOOGL have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Alphabet, Inc. could affect the value of the Fund’s investments with respect to GOOGL and therefore the value of the Fund. Lastly, neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of GOOGL.

Tuttle Capital META 0DTE Covered Call ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objectives through the use of a covered call strategy that provides current income, while also providing exposure to the price return of Meta Platforms, Inc. (NASDAQ: META) (the “Underlying Security”). In effectuating its investment strategy, the Fund will either purchase and sell a combination of call and put option contracts that utilize the Underlying Security as the reference asset (i.e., a synthetic long) or purchase the Underlying Security directly. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in option contracts with the Underlying Security as the reference asset or directly in the Underlying Security. For purposes of compliance with this investment policy, derivative contracts (i.e. options contracts) will be valued at their notional value (i.e., the total value of the contract, which is different from its market value). In seeking to achieve its investment objective to generate current income, the Fund will sell call options that have zero days to expiration (i.e., they will expire at the end of the same day), known as “0DTE” options. The Fund may also sell options with one day to expiration (“1DTE”) or two days to expiration (“2DTE”) depending on market liquidity. The Fund’s purchased call and sold put options have a longer maturity when purchased, thereby offering synthetic long exposure to the Underlying Security.

The Fund seeks to generate current income from option premiums by writing (i.e., selling) call options on the Underlying Security that are 0DTE. Unlike a traditional covered call strategy, the Fund generally will not own the Underlying Security directly (although it may). Instead, the Fund will derive its “synthetic” long exposure to the price return of the Underlying Security through the use of options contracts with a longer maturity date that use the Underlying Security as the reference asset. The Fund’s long exposure will generally consist of the Fund selling puts and purchasing calls on the Underlying Security, and direct investments in the Underlying Security. As a buyer of call options the Fund gains exposure to increases in the value of the Underlying Security; and as a seller of a put option, the Fund generally gains exposure to decreases in the value of the Underlying Security. When it exercises its purchased call options, the Fund will experience a gain equal to the difference between the strike price of the options contracts and the value of the Underlying Security (minus the premiums paid to the seller). The Fund will seek to use these gains in seeking capital appreciation as the purchased call options will generally provide exposure to the returns of the Underlying Security. However, the Fund’s sale of call options to generate income will potentially limit the degree to which the Fund will participate in any gains experienced by the Underlying Security beyond a certain point, which is discussed in further detail below.

In executing the synthetic covered call strategy to seek to generate income, the Fund will on every business day sell 0DTE Underlying Security call options or FLexible Exchange® options (“FLEX Options”) with a strike price above the current value of the Underlying Security (generally referred to as “out-of-the-money”). Currently, 0DTE standard options are not available for investment (except on Fridays), although they are expected to become available. To the extent listed 0DTE call options on the Underlying Security are not available, the Fund will use FLEX Options (except on Fridays) because there are no 0DTE standard options available in the Underlying Security (except on Fridays). In using FLEX Options, the Fund will sell 1DTE or 2DTE FLEX Options in the Underlying Security, which will then enable the Fund to sell 0DTE Flex Options the next or second business day, as applicable. The Fund will continue this process for each business day except on Thursdays because the Fund will be able to purchase 0DTE standard options in the Underlying Security on Fridays. No more than 20% of the Fund’s net assets (plus borrowings for investment purposes) will be in 1DTE or 2DTE FLEX Options.

Although the Fund will seek capital appreciation through the purchase of in-the-money call options on the Underlying Security or through investing directly in the Underlying Security, any participation in gains achieved through the increase in value of the Underlying Security will be offset to a degree by the Fund’s net short exposure to the Underlying Security through its sale of call options on the Underlying Security. If the Underlying Security appreciates in value beyond the strike price of the Fund’s sold call option contracts, the Fund will lose money on those short call positions, which will adversely affect, to a degree, the upside return of the Fund’s long exposure. The degree to which the Fund’s long exposure gains are adversely affected by its short exposure will depend on the overall percentage gain realized from the long call options exercised by the Fund. The Fund does not seek to sell call options at a particular strike price. The strike price at which such call options are sold is dependent on prevailing market conditions. Additionally, to the extent that the Underlying Security lost value on a given day, such loss will be offset to some degree by the premiums earned by the Fund on its sold call options. However, premiums earned by the Fund might not offset all losses.

In implementing its investment strategy, the Fund will use exchange-traded options contracts and/or FLEX Options that utilize the Underlying Security as the reference asset. The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-traded options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. The options utilized by the Fund are “American Style” options, which can be exercised at any time prior to expiration. To the extent that the OCC enacts new rules relating to 0DTE options that make it impracticable or impossible for the Fund to utilize 0DTE options to effectuate its investment strategy, it may instead utilize options with the shortest remaining maturity available or it may utilize swap agreements to provide the desired exposure. Because the Fund will be purchasing and selling options contracts on a daily basis, it will have a high portfolio turnover rate and the Fund will incur expenses.

The Fund will also invest in short-term U.S. Treasury securities and money market funds. These positions will be used to earn additional yield on any cash not invested in options contracts.

The Fund will seek to employ its investment strategy regardless of whether there are periods of adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods. However, the Adviser may use cash proceeds to purchase out-of-the-money put and call options as a hedge to seek to minimize the risk of losses from drastic downswings or upswings in the price of the Underlying Security. There is no guarantee that such hedges will be effective.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure in the industry to which the Underlying Security is assigned). As of the date of this prospectus, META is assigned to the interactive media and services industry.

Meta Platforms, Inc. develops products that enable people to connect and share with friends and family through mobile devices, personal computers, virtual reality headsets, wearables, and in-home devices worldwide. META is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Meta Platforms, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-35551 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Meta Platforms, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

An investment in the Fund is not an investment in the Underlying Security and Fund shareholders are not entitled to the Underlying Security’s dividends. The Fund’s investment strategy is not intended to track the performance of the Underlying Security and the Fund’s performance will differ from that of the Underlying Security. The performance differences will depend on, among other things, the Underlying Security’s value, changes in the value of the options the Fund has sold, and changes in the value of the U.S. Treasuries and money market instruments held by the Fund. The Fund’s ability to achieve its investment objective of current income is not dependent on the price appreciation of the Underlying Security. There can be no guarantee that daily 0DTE options will be available for the Underlying Security on Cboe or another exchange.

The Fund will seek to provide monthly distributions. Such distributions are intended to include income generated from the Fund’s strategy but may also include a return of capital. There is no guarantee that the Fund will make a distribution in any given month. A return of capital is generally tax-free to a shareholder to the extent of the shareholder’s tax basis, which such tax-free return of capital reduces the shareholder’s tax basis in their shares of the Fund. Any return of capital in excess of the shareholder’s tax basis in the Fund’s shares will be taxed as capital gain.

The Fund has derived all disclosures contained in this document regarding Meta Platforms, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Meta Platforms, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of META have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Meta Platforms, Inc. could affect the value of the Fund’s investments with respect to META and therefore the value of the Fund. Lastly, neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of META.

Tuttle Capital TSLA 0DTE Covered Call ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objectives through the use of a covered call strategy that provides current income, while also providing exposure to the price return of Tesla, Inc. (NASDAQ: TSLA) (the “Underlying Security”). In effectuating its investment strategy, the Fund will either purchase and sell a combination of call and put option contracts that utilize the Underlying Security as the reference asset (i.e., a synthetic long) or purchase the Underlying Security directly. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in options contracts with the Underlying Security as the reference asset or directly in the Underlying Security. For purposes of compliance with this investment policy, derivative contracts (i.e. options contracts) will be valued at their notional value(i.e., the total value of the contract, which is different from its market value). In seeking to achieve its investment objective to generate current income, the Fund will sell call options that have zero days to expiration (i.e., they will expire at the end of the same day), known as “0DTE” options. The Fund may also sell options with one day to expiration (“1DTE”) or two days to expiration (“2DTE”) depending on market liquidity. The Fund’s purchased call and sold put options have a longer maturity when purchased, thereby offering synthetic long exposure to the Underlying Security.

The Fund seeks to generate current income from option premiums by writing (i.e., selling) call options on the Underlying Security that are 0DTE. Unlike a traditional covered call strategy, the Fund generally will not own the Underlying Security directly (although it may). Instead, the Fund will derive its “synthetic” long exposure to the price return of the Underlying Security through the use of options contracts with a longer maturity date that use the Underlying Security as the reference asset. The Fund’s long exposure will generally consist of the Fund selling puts and purchasing calls on the Underlying Security, and direct investments in the Underlying Security. As a buyer of call options the Fund gains exposure to increases in the value of the Underlying Security; and as a seller of a put option, the Fund generally gains exposure to decreases in the value of the Underlying Security. When it exercises its purchased call options, the Fund will experience a gain equal to the difference between the strike price of the options contracts and the value of the Underlying Security (minus the premiums paid to the seller). The Fund will seek to use these gains in seeking capital appreciation as the purchased call options will generally provide exposure to the returns of the Underlying Security. However, the Fund’s sale of call options to generate income will potentially limit the degree to which the Fund will participate in any gains experienced by the Underlying Security beyond a certain point, which is discussed in further detail below.

In executing the synthetic covered call strategy to seek to generate income, the Fund will on every business day sell 0DTE Underlying Security call options or FLexible Exchange® options (“FLEX Options”) with a strike price above the current value of the Underlying Security (generally referred to as “out-of-the-money”). Currently, 0DTE standard options are not available for investment (except on Fridays), although they are expected to become available. To the extent listed 0DTE call options on the Underlying Security are not available, the Fund will use FLEX Options (except on Fridays) because there are no 0DTE standard options available in the Underlying Security (except on Fridays). In using FLEX Options, the Fund will sell 1DTE or 2DTE FLEX Options in the Underlying Security, which will then enable the Fund to sell 0DTE Flex Options the next or second business day, as applicable. The Fund will continue this process for each business day except on Thursdays because the Fund will be able to purchase 0DTE standard options in the Underlying Security on Fridays. No more than 20% of the Fund’s net assets (plus borrowings for investment purposes) will be in 1DTE or 2DTE FLEX Options.

Although the Fund will seek capital appreciation through the purchase of in-the-money call options on the Underlying Security or through investing directly in the Underlying Security, any participation in gains achieved through the increase in value of the Underlying Security will be offset to a degree by the Fund’s net short exposure to the Underlying Security through its sale of call options on the Underlying Security. If the Underlying Security appreciates in value beyond the strike price of the Fund’s sold call option contracts, the Fund will lose money on those short call positions, which will adversely affect, to a degree, the upside return of the Fund’s long exposure. The degree to which the Fund’s long exposure gains are adversely affected by its short exposure will depend on the overall percentage gain realized from the long call options exercised by the Fund. The Fund does not seek to sell call options at a particular strike price. The strike price at which such call options are sold is dependent on prevailing market conditions. Additionally, to the extent that the Underlying Security lost value on a given day, such loss will be offset to some degree by the premiums earned by the Fund on its sold call options. However, premiums earned by the Fund might not offset all losses.

In implementing its investment strategy, the Fund will use exchange-traded options contracts and/or FLEX Options that utilize the Underlying Security as the reference asset. The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-traded options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. The options utilized by the Fund are “American Style” options, which can be exercised at any time prior to expiration. To the extent that the OCC enacts new rules relating to 0DTE options that make it impracticable or impossible for the Fund to utilize 0DTE options to effectuate its investment strategy, it may instead utilize options with the shortest remaining maturity available or it may utilize swap agreements to provide the desired exposure. Because the Fund will be purchasing and selling options contracts on a daily basis, it will have a high portfolio turnover rate and the Fund will incur expenses.

The Fund will also invest in short-term U.S. Treasury securities and money market funds. These positions will be used to earn additional yield on any cash not invested in options contracts.

The Fund will seek to employ its investment strategy regardless of whether there are periods of adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods. However, the Adviser may use cash proceeds to purchase out-of-the-money put and call options as a hedge to seek to minimize the risk of losses from drastic downswings or upswings in the price of the Underlying Security. There is no guarantee that such hedges will be effective.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure in the industry to which the Underlying Security is assigned). As of the date of this prospectus, TSLA is assigned to the “automobiles and components” group of industries and automobiles industry.

Tesla, Inc. designs, manufactures and sells electric vehicles and electric vehicle powertrain components. TSLA is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Tesla, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-34756 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Tesla, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

An investment in the Fund is not an investment in the Underlying Security and Fund shareholders are not entitled to the Underlying Security’s dividends. The Fund’s investment strategy is not intended to track the performance of the Underlying Security and the Fund’s performance will differ from that of the Underlying Security. The performance differences will depend on, among other things, the Underlying Security’s value, changes in the value of the options the Fund has sold, and changes in the value of the U.S. Treasuries and money market instruments held by the Fund. The Fund’s ability to achieve its investment objective of current income is not dependent on the price appreciation of the Underlying Security. There can be no guarantee that daily 0DTE options will be available for the Underlying Security on Cboe or another exchange.

The Fund will seek to provide monthly distributions. Such distributions are intended to include income generated from the Fund’s strategy but may also include a return of capital. There is no guarantee that the Fund will make a distribution in any given month. A return of capital is generally tax-free to a shareholder to the extent of the shareholder’s tax basis, which such tax-free return of capital reduces the shareholder’s tax basis in their shares of the Fund. Any return of capital in excess of the shareholder’s tax basis in the Fund’s shares will be taxed as capital gain. The Fund has derived all disclosures contained in this document regarding Tesla, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Tesla, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of TSLA have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Tesla, Inc. could affect the value of the Fund’s investments with respect to TSLA and therefore the value of the Fund. Lastly, neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of TSLA.

Tuttle Capital NVDA 0DTE Covered Call ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objectives through the use of a covered call strategy that provides current income, while also providing exposure to the price return of NVIDIA Corp. (NASDAQ: NVDA) (the “Underlying Security”). In effectuating its investment strategy, the Fund will either purchase and sell a combination of call and put option contracts that utilize the Underlying Security as the reference asset (i.e., a synthetic long) or purchase the Underlying Security directly. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in options contracts with the Underlying Security as the reference asset or directly in the Underlying Security. For purposes of compliance with this investment policy, derivative contracts (i.e. options contracts) will be valued at their notional value (i.e., the total value of the contract, which is different from its market value). In seeking to achieve its investment objective to generate current income, the Fund will sell call options that have zero days to expiration, known as “0DTE” options. The Fund may also sell options with one day to expiration (“1DTE”) or two days to expiration (“2DTE”) depending on market liquidity. The Fund’s purchased call and sold put options have a longer maturity when purchased, thereby offering synthetic long exposure to the Underlying Security.

The Fund seeks to generate current income from option premiums by writing (i.e., selling) call options on the Underlying Security that are 0DTE. Unlike a traditional covered call strategy, the Fund generally will not own the Underlying Security directly (although it may). Instead, the Fund will derive its “synthetic” long exposure to the price return of the Underlying Security through the use of options contracts with a longer maturity date that use the Underlying Security as the reference asset. The Fund’s long exposure will generally consist of the Fund selling puts and purchasing calls on the Underlying Security, and direct investments in the Underlying Security. As a buyer of call options the Fund gains exposure to increases in the value of the Underlying Security; and as a seller of a put option, the Fund generally gains exposure to decreases in the value of the Underlying Security. When it exercise its purchased call options, the Fund will experience a gain equal to the difference between the strike price of the options contracts and the value of the Underlying Security (minus the premiums paid to the seller). The Fund will seek to use these gains in seeking capital appreciation as the purchased call options will generally provide exposure to the returns of the Underlying Security. However, the Fund’s sale of call options to generate income will potentially limit the degree to which the Fund will participate in any gains experienced by the Underlying Security beyond a certain point, which is discussed in further detail below.

In executing the synthetic covered call strategy to seek to generate income, the Fund will on every business day sell 0DTE Underlying Security call options or FLexible Exchange® options (“FLEX Options”) with a strike price above the current value of the Underlying Security (generally referred to as “out-of-the-money”). Currently, 0DTE standard options are not available for investment (except on Fridays), although they are expected to become available. To the extent listed 0DTE call options on the Underlying Security are not available, the Fund will use FLEX Options (except on Fridays) because there are no 0DTE standard options available in the Underlying Security (except on Fridays). In using FLEX Options, the Fund will sell 1DTE or 2DTE FLEX Options in the Underlying Security, which will then enable the Fund to sell 0DTE Flex Options the next or second business day, as applicable. The Fund will continue this process for each business day except on Thursdays because the Fund will be able to purchase 0DTE standard options in the Underlying Security on Fridays. No more than 20% of the Fund’s net assets (plus borrowings for investment purposes) will be in 1DTE or 2DTE FLEX Options.

Although the Fund will seek capital appreciation through the purchase of in-the-money call options on the Underlying Security or through investing directly in the Underlying Security, any participation in gains achieved through the increase in value of the Underlying Security will be offset to a degree by the Fund’s net short exposure to the Underlying Security through its sale of call options on the Underlying Security. If the Underlying Security appreciates in value beyond the strike price of the Fund’s sold call option contracts, the Fund will lose money on those short call positions, which will adversely affect, to a degree, the upside return of the Fund’s long exposure. The degree to which the Fund’s long exposure gains are adversely affected by its short exposure will depend on the overall percentage gain realized from the long call options exercised by the Fund. The Fund does not seek to sell call options at a particular strike price. The strike price at which such call options are sold is dependent on prevailing market conditions. Additionally, to the extent that the Underlying Security lost value on a given day, such loss will be offset to some degree by the premiums earned by the Fund on its sold call options. However, premiums earned by the Fund might not offset all losses.

In implementing its investment strategy, the Fund will use exchange-traded options contracts and/or FLEX Options that utilize the Underlying Security as the reference asset. The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-traded options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. The options utilized by the Fund are “American Style” options, which can be exercised at any time prior to expiration. To the extent that the OCC enacts new rules relating to 0DTE options that make it impracticable or impossible for the Fund to utilize 0DTE options to effectuate its investment strategy, it may instead utilize options with the shortest remaining maturity available or it may utilize swap agreements to provide the desired exposure. Because the Fund will be purchasing and selling options contracts on a daily basis, it will have a high portfolio turnover rate and the Fund will incur expenses.

The Fund will also invest in short-term U.S. Treasury securities and money market funds. These positions will be used to earn additional yield on any cash not invested in options contracts.

The Fund will seek to employ its investment strategy regardless of whether there are periods of adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods. However, the Adviser may use cash proceeds to purchase out-of-the-money put and call options as a hedge to seek to minimize the risk of losses from drastic downswings or upswings in the price of the Underlying Security. There is no guarantee that such hedges will be effective.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure in the industry to which the Underlying Security is assigned). As of the date of this prospectus, NVDA is assigned to the semiconductors industry.

NVIDIA Corporation operates as a visual computing company worldwide. It operates in two segments, graphics and compute & networking. NVDA is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by NVIDIA Corporation pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 000-23985 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding NVIDIA Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

An investment in the Fund is not an investment in the Underlying Security and Fund shareholders are not entitled to the Underlying Security’s dividends. The Fund’s investment strategy is not intended to track the performance of the Underlying Security and the Fund’s performance will differ from that of the Underlying Security. The performance differences will depend on, among other things, the Underlying Security’s value, changes in the value of the options the Fund has sold, and changes in the value of the U.S. Treasuries and money market instruments held by the Fund. The Fund’s ability to achieve its investment objective of current income is not dependent on the price appreciation of the Underlying Security. There can be no guarantee that daily 0DTE options will be available for the Underlying Security on Cboe or another exchange.

The Fund will seek to provide monthly distributions. Such distributions are intended to include income generated from the Fund’s strategy but may also include a return of capital. There is no guarantee that the Fund will make a distribution in any given month. A return of capital is generally tax-free to a shareholder to the extent of the shareholder’s tax basis, which such tax-free return of capital reduces the shareholder’s tax basis in their shares of the Fund. Any return of capital in excess of the shareholder’s tax basis in the Fund’s shares will be taxed as capital gain.

The Fund has derived all disclosures contained in this document regarding NVIDIA Corporation from the publicly available documents described above. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding NVIDIA Corporation is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of NVDA have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning NVIDIA Corporation could affect the value of the Fund’s investments with respect to NVDA and therefore the value of the Fund. Lastly, neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of NVDA.

Tuttle Capital AMZN 0DTE Covered Call ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objectives through the use of a covered call strategy that provides current income, while also providing exposure to the price return of Amazon.com, Inc. (NASDAQ: AMZN) (the “Underlying Security”). In effectuating its investment strategy, the Fund will either purchase and sell a combination of call and put option contracts that utilize the Underlying Security as the reference asset (i.e., a synthetic long) or purchase the Underlying Security directly. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in options contracts with the Underlying Security as the reference asset or directly in the Underlying Security. For purposes of compliance with this investment policy, derivative contracts (i.e. options contracts) will be valued at their notional value (i.e., the total value of the contract, which is different from its market value). In seeking to achieve its investment objective to generate current income, the Fund will sell call options that have zero days to expiration, known as “0DTE” options. The Fund may also sell options with one day to expiration (“1DTE”) or two days to expiration (“2DTE”) depending on market liquidity. The Fund’s purchased call and sold put options have a longer maturity when purchased, thereby offering synthetic long exposure to the Underlying Security.

The Fund seeks to generate current income from option premiums by writing (i.e., selling) call options on the Underlying Security that are 0DTE. Unlike a traditional covered call strategy, the Fund generally will not own the Underlying Security directly (although it may). Instead, the Fund will derive its “synthetic” long exposure to the price return of the Underlying Security through the use of options contracts with a longer maturity date that use the Underlying Security as the reference asset. The Fund’s long exposure will generally consist of the Fund selling puts and purchasing calls on the Underlying Security, and direct investments in the Underlying Security. As a buyer of call options the Fund gains exposure to increases in the value of the Underlying Security; and as a seller of a put option, the Fund generally gains exposure to decreases in the value of the Underlying Security. When it exercises its purchased call options, the Fund will experience a gain equal to the difference between the strike price of the options contracts and the value of the Underlying Security (minus the premiums paid to the seller). The Fund will seek to use these gains in seeking capital appreciation as the purchased call options will generally provide exposure to the returns of the Underlying Security. However, the Fund’s sale of call options to generate income will potentially limit the degree to which the Fund will participate in any gains experienced by the Underlying Security beyond a certain point, which is discussed in further detail below.

In executing the synthetic covered call strategy to seek to generate income, the Fund will on every business day sell 0DTE Underlying Security call options or FLexible Exchange® options (“FLEX Options”) with a strike price above the current value of the Underlying Security (generally referred to as “out-of-the-money”). Currently, 0DTE standard options are not available for investment (except on Fridays), although they are expected to become available. To the extent listed 0DTE call options on the Underlying Security are not available, the Fund will use FLEX Options (except on Fridays) because there are no 0DTE standard options available in the Underlying Security (except on Fridays). In using FLEX Options, the Fund will sell 1DTE or 2DTE FLEX Options in the Underlying Security, which will then enable the Fund to sell 0DTE Flex Options the next or second business day, as applicable. The Fund will continue this process for each business day except on Thursdays because the Fund will be able to purchase 0DTE standard options in the Underlying Security on Fridays. No more than 20% of the Fund’s net assets (plus borrowings for investment purposes) will be in 1DTE or 2DTE FLEX Options.

Although the Fund will seek capital appreciation through the purchase of in-the-money call options on the Underlying Security or through investing directly in the Underlying Security, any participation in gains achieved through the increase in value of the Underlying Security will be offset to a degree by the Fund’s net short exposure to the Underlying Security through its sale of call options on the Underlying Security. If the Underlying Security appreciates in value beyond the strike price of the Fund’s sold call option contracts, the Fund will lose money on those short call positions, which will adversely affect, to a degree, the upside return of the Fund’s long exposure. The degree to which the Fund’s long exposure gains are adversely affected by its short exposure will depend on the overall percentage gain realized from the long call options exercised by the Fund. The Fund does not seek to sell call options at a particular strike price. The strike price at which such call options are sold is dependent on prevailing market conditions. Additionally, to the extent that the Underlying Security lost value on a given day, such loss will be offset to some degree by the premiums earned by the Fund on its sold call options. However, premiums earned by the Fund might not offset all losses.

In implementing its investment strategy, the Fund will use exchange-traded options contracts and/or FLEX Options that utilize the Underlying Security as the reference asset. The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-traded options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. The options utilized by the Fund are “American Style” options, which can be exercised at any time prior to expiration. To the extent that the OCC enacts new rules relating to 0DTE options that make it impracticable or impossible for the Fund to utilize 0DTE options to effectuate its investment strategy, it may instead utilize options with the shortest remaining maturity available or it may utilize swap agreements to provide the desired exposure. Because the Fund will be purchasing and selling options contracts on a daily basis, it will have a high portfolio turnover rate and the Fund will incur expenses.

The Fund will also invest in short-term U.S. Treasury securities and money market funds. These positions will be used to earn additional yield on any cash not invested in options contracts.

The Fund will seek to employ its investment strategy regardless of whether there are periods of adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods. However, the Adviser may use cash proceeds to purchase out-of-the-money put and call options as a hedge to seek to minimize the risk of losses from drastic downswings or upswings in the price of the Underlying Security. There is no guarantee that such hedges will be effective.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure in the industry to which the Underlying Security is assigned). As of the date of this prospectus, AMZN is assigned to the retail companies industry.

Amazon.com, Inc. engages in the retail sale of consumer products and subscriptions in North America and internationally. The company operates through three segments: North America, International, and Amazon Web Services. AMZN is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Amazon.com, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 000-22513 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Amazon.com, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

An investment in the Fund is not an investment in the Underlying Security and Fund shareholders are not entitled to the Underlying Security’s dividends. The Fund’s investment strategy is not intended to track the performance of the Underlying Security and the Fund’s performance will differ from that of the Underlying Security. The performance differences will depend on, among other things, the Underlying Security’s value, changes in the value of the options the Fund has sold, and changes in the value of the U.S. Treasuries and money market instruments held by the Fund. The Fund’s ability to achieve its investment objective of current income is not dependent on the price appreciation of the Underlying Security. There can be no guarantee that daily 0DTE options will be available for the Underlying Security on Cboe or another exchange.

The Fund will seek to provide monthly distributions. Such distributions are intended to include income generated from the Fund’s strategy but may also include a return of capital. There is no guarantee that the Fund will make a distribution in any given month. A return of capital is generally tax-free to a shareholder to the extent of the shareholder’s tax basis, which such tax-free return of capital reduces the shareholder’s tax basis in their shares of the Fund. Any return of capital in excess of the shareholder’s tax basis in the Fund’s shares will be taxed as capital gain. The Fund has derived all disclosures contained in this document regarding Amazon.com, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Amazon.com, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of AMZN have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Amazon.com, Inc. could affect the value of the Fund’s investments with respect to AMZN and therefore the value of the Fund. Lastly, neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of AMZN.

Tuttle Capital MSFT 0DTE Covered Call ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objectives through the use of a covered call strategy that provides current income, while also providing exposure to the price return of Microsoft Corp. (NASDAQ: MSFT) (the “Underlying Security”). In effectuating its investment strategy, the Fund will either purchase and sell a combination of call and put option contracts that utilize the Underlying Security as the reference asset (i.e., a synthetic long) or purchase the Underlying Security directly. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in options contracts with the Underlying Security as the reference asset or directly in the Underlying Security. For purposes of compliance with this investment policy, derivative contracts (i.e. options contracts) will be valued at their notional value (i.e., the total value of the contract, which is different from its market value). In seeking to achieve its investment objective to generate current income, the Fund will sell call options that have zero days to expiration (i.e., they will expire at the end of the same day), known as “0DTE” options. The Fund may also sell options with one day to expiration (“1DTE”) or two days to expiration (“2DTE”) depending on market liquidity. The Fund’s purchased call and sold put options have a longer maturity when purchased, thereby offering synthetic long exposure to the Underlying Security.

The Fund seeks to generate current income from option premiums by writing (i.e., selling) call options on the Underlying Security that are 0DTE. Unlike a traditional covered call strategy, the Fund generally will not own the Underlying Security directly (although it may). Instead, the Fund will derive its “synthetic” long exposure to the price return of the Underlying Security through the use of options contracts with a longer maturity date that use the Underlying Security as the reference asset. The Fund’s long exposure will generally consist of the Fund selling puts and purchasing calls on the Underlying Security, and direct investments in the Underlying Security. As a buyer of call options the Fund gains exposure to increases in the value of the Underlying Security; and as a seller of a put option, the Fund generally gains exposure to decreases in the value of the Underlying Security. When it exercises its purchased call options, the Fund will experience a gain equal to the difference between the strike price of the options contracts and the value of the Underlying Security (minus the premiums paid to the seller). The Fund will seek to use these gains in seeking capital appreciation as the purchased call options will generally provide exposure to the returns of the Underlying Security. However, the Fund’s sale of call options to generate income will potentially limit the degree to which the Fund will participate in any gains experienced by the Underlying Security beyond a certain point, which is discussed in further detail below.

In executing the synthetic covered call strategy to seek to generate income, the Fund will on every business day sell 0DTE Underlying Security call options or FLexible Exchange® options (“FLEX Options”) with a strike price above the current value of the Underlying Security (generally referred to as “out-of-the-money”). Currently, 0DTE standard options are not available for investment (except on Fridays), although they are expected to become available. To the extent listed 0DTE call options on the Underlying Security are not available, the Fund will use FLEX Options (except on Fridays) because there are no 0DTE standard options available in the Underlying Security (except on Fridays). In using FLEX Options, the Fund will sell 1DTE or 2DTE FLEX Options in the Underlying Security, which will then enable the Fund to sell 0DTE Flex Options the next or second business day, as applicable. The Fund will continue this process for each business day except on Thursdays because the Fund will be able to purchase 0DTE standard options in the Underlying Security on Fridays. No more than 20% of the Fund’s net assets (plus borrowings for investment purposes) will be in 1DTE or 2DTE FLEX Options.

Although the Fund will seek capital appreciation through the purchase of in-the-money call options on the Underlying Security or through investing directly in the Underlying Security, any participation in gains achieved through the increase in value of the Underlying Security will be offset to a degree by the Fund’s net short exposure to the Underlying Security through its sale of call options on the Underlying Security. If the Underlying Security appreciates in value beyond the strike price of the Fund’s sold call option contracts, the Fund will lose money on those short call positions, which will adversely affect, to a degree, the upside return of the Fund’s long exposure. The degree to which the Fund’s long exposure gains are adversely affected by its short exposure will depend on the overall percentage gain realized from the long call options exercised by the Fund. The Fund does not seek to sell call options at a particular strike price. The strike price at which such call options are sold is dependent on prevailing market conditions. Additionally, to the extent that the Underlying Security lost value on a given day, such loss will be offset to some degree by the premiums earned by the Fund on its sold call options. However, premiums earned by the Fund might not offset all losses.

In implementing its investment strategy, the Fund will use exchange-traded options contracts and/or FLEX Options that utilize the Underlying Security as the reference asset. The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-traded options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. The options utilized by the Fund are “American Style” options, which can be exercised at any time prior to expiration. To the extent that the OCC enacts new rules relating to 0DTE options that make it impracticable or impossible for the Fund to utilize 0DTE options to effectuate its investment strategy, it may instead utilize options with the shortest remaining maturity available or it may utilize swap agreements to provide the desired exposure. Because the Fund will be purchasing and selling options contracts on a daily basis, it will have a high portfolio turnover rate and the Fund will incur expenses.

The Fund will also invest in short-term U.S. Treasury securities and money market funds. These positions will be used to earn additional yield on any cash not invested in options contracts.

The Fund will seek to employ its investment strategy regardless of whether there are periods of adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods. However, the Adviser may use cash proceeds to purchase out-of-the-money put and call options as a hedge to seek to minimize the risk of losses from drastic downswings or upswings in the price of the Underlying Security. There is no guarantee that such hedges will be effective.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure in the industry to which the Underlying Security is assigned). As of the date of this prospectus, MSFT is assigned to the computer software industry.

Microsoft Corporation develops, licenses, and supports software, services, devices, and solutions worldwide. MSFT is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Microsoft Corporation pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-37845 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Microsoft Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

An investment in the Fund is not an investment in the Underlying Security and Fund shareholders are not entitled to the Underlying Security’s dividends. The Fund’s investment strategy is not intended to track the performance of the Underlying Security and the Fund’s performance will differ from that of the Underlying Security. The performance differences will depend on, among other things, the Underlying Security’s value, changes in the value of the options the Fund has sold, and changes in the value of the U.S. Treasuries and money market instruments held by the Fund. The Fund’s ability to achieve its investment objective of current income is not dependent on the price appreciation of the Underlying Security. There can be no guarantee that daily 0DTE options will be available for the Underlying Security on Cboe or another exchange.

The Fund will seek to provide monthly distributions. Such distributions are intended to include income generated from the Fund’s strategy but may also include a return of capital. There is no guarantee that the Fund will make a distribution in any given month. A return of capital is generally tax-free to a shareholder to the extent of the shareholder’s tax basis, which such tax-free return of capital reduces the shareholder’s tax basis in their shares of the Fund. Any return of capital in excess of the shareholder’s tax basis in the Fund’s shares will be taxed as capital gain.

The Fund has derived all disclosures contained in this document regarding Microsoft Corporation from the publicly available documents described above. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Microsoft Corporation is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of MSFT have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Microsoft Corporation could affect the value of the Fund’s investments with respect to MSFT and therefore the value of the Fund. Lastly, neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of MSFT.

Tuttle Capital MSTR 0DTE Covered Call ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objectives through the use of a covered call strategy that provides current income, while also providing exposure to the price return of MicroStrategy Inc. (NASDAQ: MSTR) (the “Underlying Security”). In effectuating its investment strategy, the Fund will either purchase and sell a combination of call and put option contracts that utilize the Underlying Security as the reference asset (i.e., a synthetic long) or purchase the Underlying Security directly. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in options contracts with the Underlying Security as the reference asset or directly in the Underlying Security. For purposes of compliance with this investment policy, derivative contracts (i.e. options contracts) will be valued at their notional value(i.e., the total value of the contract, which is different from its market value). In seeking to achieve its investment objective to generate current income, the Fund will sell call options that have zero days to expiration (i.e., they will expire at the end of the same day), known as “0DTE” options The Fund may also sell options with one day to expiration (“1DTE”) or two days to expiration (“2DTE”) depending on market liquidity. The Fund’s purchased call and sold put options have a longer maturity when purchased, thereby offering synthetic long exposure to the Underlying Security.

The Fund seeks to generate current income from option premiums by writing (i.e., selling) call options on the Underlying Security that are 0DTE. Unlike a traditional covered call strategy, the Fund generally will not own the Underlying Security directly (although it may). Instead, the Fund will derive its “synthetic” long exposure to the price return of the Underlying Security through the use of options contracts with a longer maturity date that use the Underlying Security as the reference asset. The Fund’s long exposure will generally consist of the Fund selling puts and purchasing calls on the Underlying Security, and direct investments in the Underlying Security. As a buyer of call options the Fund gains exposure to increases in the value of the Underlying Security; and as a seller of a put option, the Fund generally gains exposure to decreases in the value of the Underlying Security. When it exercises its purchased call options, the Fund will experience a gain equal to the difference between the strike price of the options contracts and the value of the Underlying Security (minus the premiums paid to the seller). The Fund will seek to use these gains in seeking capital appreciation as the purchased call options will generally provide exposure to the returns of the Underlying Security. However, the Fund’s sale of call options to generate income will potentially limit the degree to which the Fund will participate in any gains experienced by the Underlying Security beyond a certain point, which is discussed in further detail below.

In executing the synthetic covered call strategy to seek to generate income, the Fund will on every business day sell 0DTE Underlying Security call options or FLexible Exchange® options (“FLEX Options”) with a strike price above the current value of the Underlying Security (generally referred to as “out-of-the-money”). Currently, 0DTE standard options are not available for investment (except on Fridays), although they are expected to become available. To the extent listed 0DTE call options on the Underlying Security are not available, the Fund will use FLEX Options (except on Fridays) because there are no 0DTE standard options available in the Underlying Security (except on Fridays). In using FLEX Options, the Fund will sell 1DTE or 2DTE FLEX Options in the Underlying Security, which will then enable the Fund to sell 0DTE Flex Options the next or second business day, as applicable. The Fund will continue this process for each business day except on Thursdays because the Fund will be able to purchase 0DTE standard options in the Underlying Security on Fridays. No more than 20% of the Fund’s net assets (plus borrowings for investment purposes) will be in 1DTE or 2DTE FLEX Options.

Although the Fund will seek capital appreciation through the purchase of in-the-money call options on the Underlying Security or through investing directly in the Underlying Security, any participation in gains achieved through the increase in value of the Underlying Security will be offset to a degree by the Fund’s net short exposure to the Underlying Security through its sale of call options on the Underlying Security. If the Underlying Security appreciates in value beyond the strike price of the Fund’s sold call option contracts, the Fund will lose money on those short call positions, which will adversely affect, to a degree, the upside return of the Fund’s long exposure. The degree to which the Fund’s long exposure gains are adversely affected by its short exposure will depend on the overall percentage gain realized from the long call options exercised by the Fund. The Fund does not seek to sell call options at a particular strike price. The strike price at which such call options are sold is dependent on prevailing market conditions. Additionally, to the extent that the Underlying Security lost value on a given day, such loss will be offset to some degree by the premiums earned by the Fund on its sold call options. However, premiums earned by the Fund might not offset all losses.

In implementing its investment strategy, the Fund will use exchange-traded options contracts and/or FLEX Options that utilize the Underlying Security as the reference asset. The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-traded options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. The options utilized by the Fund are “American Style” options, which can be exercised at any time prior to expiration. To the extent that the OCC enacts new rules relating to 0DTE options that make it impracticable or impossible for the Fund to utilize 0DTE options to effectuate its investment strategy, it may instead utilize options with the shortest remaining maturity available or it may utilize swap agreements to provide the desired exposure. Because the Fund will be purchasing and selling options contracts on a daily basis, it will have a high portfolio turnover rate and the Fund will incur expenses.

The Fund will also invest in short-term U.S. Treasury securities and money market funds. These positions will be used to earn additional yield on any cash not invested in options contracts.

The Fund will seek to employ its investment strategy regardless of whether there are periods of adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods. However, the Adviser may use cash proceeds to purchase out-of-the-money put and call options as a hedge to seek to minimize the risk of losses from drastic downswings or upswings in the price of the Underlying Security. There is no guarantee that such hedges will be effective.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure in the industry to which the Underlying Security is assigned). As of the date of this prospectus, MSTR is assigned to the software industry.

MicroStrategy Inc. engages in the provision of enterprise analytics and mobility software. MSTR is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by MicroStrategy Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 000-24435 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding MicroStrategy Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of the date of this prospectus, MSTR is assigned to the information technology sector and the software industry.

An investment in the Fund is not an investment in the Underlying Security and Fund shareholders are not entitled to the Underlying Security’s dividends. The Fund’s investment strategy is not intended to track the performance of the Underlying Security and the Fund’s performance will differ from that of the Underlying Security. The performance differences will depend on, among other things, the Underlying Security’s value, changes in the value of the options the Fund has sold, and changes in the value of the U.S. Treasuries and money market instruments held by the Fund. The Fund’s ability to achieve its investment objective of current income is not dependent on the price appreciation of the Underlying Security. There can be no guarantee that daily 0DTE options will be available for the Underlying Security on Cboe or another exchange.

The Fund will seek to provide monthly distributions. Such distributions are intended to include income generated from the Fund’s strategy but may also include a return of capital. There is no guarantee that the Fund will make a distribution in any given month. A return of capital is generally tax-free to a shareholder to the extent of the shareholder’s tax basis, which such tax-free return of capital reduces the shareholder’s tax basis in their shares of the Fund. Any return of capital in excess of the shareholder’s tax basis in the Fund’s shares will be taxed as capital gain.

The Fund has derived all disclosures contained in this document regarding MicroStrategy Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding MicroStrategy Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of MSTR have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning MicroStrategy Inc. could affect the value of the Fund’s investments with respect to MSTR and therefore the value of the Fund.

Tuttle Capital COIN 0DTE Covered Call ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objectives through the use of a covered call strategy that provides current income, while also providing exposure to the price return of Coinbase Global, Inc. (NASDAQ: COIN) (the “Underlying Security”). In effectuating its investment strategy, the Fund will either purchase and sell a combination of call and put option contracts that utilize the Underlying Security as the reference asset (i.e., a synthetic long) or purchase the Underlying Security directly. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in options contracts with the Underlying Security as the reference asset or directly in the Underlying Security. For purposes of compliance with this investment policy, derivative contracts (i.e. options contracts) will be valued at their notional value (i.e., the total value of the contract, which is different from its market value). In seeking to achieve its investment objective to generate current income, the Fund will sell call options that have zero days to expiration (i.e., they will expire at the end of the same day), known as “0DTE” options. The Fund may also sell options with one day to expiration (“1DTE”) or two days to expiration (“2DTE”) depending on market liquidity. The Fund’s purchased call and sold put options have a longer maturity when purchased, thereby offering synthetic long exposure to the Underlying Security.

The Fund seeks to generate current income from option premiums by writing (i.e., selling) call options on the Underlying Security that are 0DTE. Unlike a traditional covered call strategy, the Fund generally will not own the Underlying Security directly (although it may). Instead, the Fund will derive its “synthetic” long exposure to the price return of the Underlying Security through the use of options contracts with a longer maturity date that use the Underlying Security as the reference asset. The Fund’s long exposure will generally consist of the Fund selling puts and purchasing calls on the Underlying Security, and direct investments in the Underlying Security. As a buyer of call options the Fund gains exposure to increases in the value of the Underlying Security; and as a seller of a put option, the Fund generally gains exposure to decreases in the value of the Underlying Security. When it exercises its purchased call options, the Fund will experience a gain equal to the difference between the strike price of the options contracts and the value of the Underlying Security (minus the premiums paid to the seller). The Fund will seek to use these gains in seeking capital appreciation as the purchased call options will generally provide exposure to the returns of the Underlying Security. However, the Fund’s sale of call options to generate income will potentially limit the degree to which the Fund will participate in any gains experienced by the Underlying Security beyond a certain point, which is discussed in further detail below.

In executing the synthetic covered call strategy to seek to generate income, the Fund will on every business day sell 0DTE Underlying Security call options or FLexible Exchange® options (“FLEX Options”) with a strike price above the current value of the Underlying Security (generally referred to as “out-of-the-money”). Currently, 0DTE standard options are not available for investment (except on Fridays), although they are expected to become available. To the extent listed 0DTE call options on the Underlying Security are not available, the Fund will use FLEX Options (except on Fridays) because there are no 0DTE standard options available in the Underlying Security (except on Fridays). In using FLEX Options, the Fund will sell 1DTE or 2DTE FLEX Options in the Underlying Security, which will then enable the Fund to sell 0DTE Flex Options the next or second business day, as applicable. The Fund will continue this process for each business day except on Thursdays because the Fund will be able to purchase 0DTE standard options in the Underlying Security on Fridays. No more than 20% of the Fund’s net assets (plus borrowings for investment purposes) will be in 1DTE or 2DTE FLEX Options.

Although the Fund will seek capital appreciation through the purchase of in-the-money call options on the Underlying Security or through investing directly in the Underlying Security, any participation in gains achieved through the increase in value of the Underlying Security will be offset to a degree by the Fund’s net short exposure to the Underlying Security through its sale of call options on the Underlying Security. If the Underlying Security appreciates in value beyond the strike price of the Fund’s sold call option contracts, the Fund will lose money on those short call positions, which will adversely affect, to a degree, the upside return of the Fund’s long exposure. The degree to which the Fund’s long exposure gains are adversely affected by its short exposure will depend on the overall percentage gain realized from the long call options exercised by the Fund. The Fund does not seek to sell call options at a particular strike price. The strike price at which such call options are sold is dependent on prevailing market conditions. Additionally, to the extent that the Underlying Security lost value on a given day, such loss will be offset to some degree by the premiums earned by the Fund on its sold call options. However, premiums earned by the Fund might not offset all losses.

In implementing its investment strategy, the Fund will use exchange-traded options contracts and/or FLEX Options that utilize the Underlying Security as the reference asset. The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-traded options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. The options utilized by the Fund are “American Style” options, which can be exercised at any time prior to expiration. To the extent that the OCC enacts new rules relating to 0DTE options that make it impracticable or impossible for the Fund to utilize 0DTE options to effectuate its investment strategy, it may instead utilize options with the shortest remaining maturity available or it may utilize swap agreements to provide the desired exposure. Because the Fund will be purchasing and selling options contracts on a daily basis, it will have a high portfolio turnover rate and the Fund will incur expenses.

The Fund will also invest in short-term U.S. Treasury securities and money market funds. These positions will be used to earn additional yield on any cash not invested in options contracts.

The Fund will seek to employ its investment strategy regardless of whether there are periods of adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods. However, the Adviser may use cash proceeds to purchase out-of-the-money put and call options as a hedge to seek to minimize the risk of losses from drastic downswings or upswings in the price of the Underlying Security. There is no guarantee that such hedges will be effective.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure in the industry to which the Underlying Security is assigned). As of the date of this prospectus, COIN is assigned to the capital markets industry.

Coinbase Global, Inc. provides a platform for customers to engage with crypto assets, including trading, staking, safekeeping, spending and transferring. It also provides critical infrastructure for on-chain activities. COIN is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Coinbase Global, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-40289 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Coinbase Global, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

An investment in the Fund is not an investment in the Underlying Security and Fund shareholders are not entitled to the Underlying Security’s dividends. The Fund’s investment strategy is not intended to track the performance of the Underlying Security and the Fund’s performance will differ from that of the Underlying Security. The performance differences will depend on, among other things, the Underlying Security’s value, changes in the value of the options the Fund has sold, and changes in the value of the U.S. Treasuries and money market instruments held by the Fund. The Fund’s ability to achieve its investment objective of current income is not dependent on the price appreciation of the Underlying Security. There can be no guarantee that daily 0DTE options will be available for the Underlying Security on Cboe or another exchange.

The Fund will seek to provide monthly distributions. Such distributions are intended to include income generated from the Fund’s strategy but may also include a return of capital. There is no guarantee that the Fund will make a distribution in any given month. A return of capital is generally tax-free to a shareholder to the extent of the shareholder’s tax basis, which such tax-free return of capital reduces the shareholder’s tax basis in their shares of the Fund. Any return of capital in excess of the shareholder’s tax basis in the Fund’s shares will be taxed as capital gain.

The Fund has derived all disclosures contained in this document regarding Coinbase Global, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Coinbase Global, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of COIN have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Coinbase Global, Inc. could affect the value of the Fund’s investments with respect to COIN and therefore the value of the Fund. Lastly, neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of COIN.